May 1, 1997



U.S. Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

Re:  USLICO Series Fund
     SEC File Nos. 33-20957 and 811-05451
     CIK No. 0000827885

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C promulgated by the Securities and Exchange Commission under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Company does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment Nos. 10 and 11 respectively, to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 30, 1997.



Sincerely,


/s/Robert B. Saginaw
-----------------------------
   Robert B. Saginaw
   Vice President, Secretary and
     Counsel

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